Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2024
Related Party Transactions [Abstract]
Schedule of Related Party Receivables
	September 30, 2024	December 31, 2023
Credit with related party (1)	108,388	118,554
	108,388	118,554
(1)	Refers to the agreement entered into between JBS S.A. and J&F Investimentos S.A. and certain former executives of the Group, which represents the definitive settlement of the dispute subject to Arbitration CAM n° 186/21, whereby J&F agreed to liquidate in accordance with the terms and conditions specified in the agreement.

Schedule of Aggregate Amount of Compensation Received by the Group’s Key Management	The aggregate amount of compensation received by the Group’s key management during the nine-month period ended September 30, 2024 and 2023 was:
	Nine-month period ended September 30,
	2024	2023
Salaries and wages	5,336	5,980
Variable cash compensation (1)	16,599	18,658
	21,935	24,638
(1)	The Company approves the variable cash compensation for its executives, typically at the end of March of each year, for the year that has just ended. Therefore, the variable cash compensation amount presented in these financial statements is the amount actually paid during the year to which they refer, related to previous periods.